Other operating income (Tables)	12 Months Ended
Dec. 31, 2022
Other operating income
Schedule of other operating income

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Grants	$2,186	$4,398	$1,365
Research and development incentives	19,502	13,970	10,257
Payroll tax rebates	8,576	12,621	9,095
Change in fair value on non-current financial assets	4,256	11,152	2,951
Total other operating income	$34,520	$42,141	$23,668